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                                                            [CHOICE LOGO]












                                                         The Choice
                                                     Long-Short Fund has
                                                    performance potential
                                                     REGARDLESS of market
                                                         conditions.


                         Choice Long-Short Fund
                           Semi-Annual Report
                             April 30, 2001

The goal of the Choice Long-Short Fund is to seek long-term growth of capital through all market conditions. To attempt to achieve this goal, the Fund may use derivatives strategies and other leveraging techniques speculatively. These strategies subject the Fund to greater risks, and its performance may be more volatile than other funds. The Fund may be required to pay a premium to sell a security short. In addition, there is no guarantee that the price of a shorted stock will fall. The Fund's investments may go up or down, and you could lose money. This Fund is not a complete investment program and investors should consider the Fund for that portion of their investments allocated to higher risk, more aggressive investments. There is no guarantee that the Fund will achieve its stated investment objective.

Not authorized for distribution unless accompanied or preceded by a current prospectus.

                         Choice Long-Short Fund

                           Semi-Annual Report
                             April 30, 2001


                            Table of Contents

Choice Long-Short Fund . . . . . . . . . . . . . . . . . . . . . . . . .2

     Schedule of Investments . . . . . . . . . . . . . . . . . . . . . .4

     Statement of Assets and Liabilities . . . . . . . . . . . . . . . .7

     Statement of Operations . . . . . . . . . . . . . . . . . . . . . .8

     Statement of Changes in Net Assets. . . . . . . . . . . . . . . . .9

     Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . 10

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . 11

PERSPECTIVES FROM PATRICK ADAMS...

[PHOTO]

The Choice Long-Short Fund was launched February 1, 2001 during a difficult time for the market. Our goal for the Choice Long-Short Fund is long term growth of capital through all market conditions. Through its investment policies, the Fund seeks to consistently produce absolute returns.

In February, the first month of operation for the Choice Long-Short Fund, the Fund's Class A shares were up 1.00% (calculated without the effect of loads), and down -4.54% (load adjusted)(1), while the S&P 500(R) Stock Index was down -9.12% and the Nasdaq Composite Index(2) was down -22.38%. From February 1, 2001 through April 30, 2001, the Choice Long-Short Fund's Class A shares were up 6.40% (calculated without the effect of loads) and up 0.57% (load adjusted) while the S&P 500(R) Stock Index was down -8.26% and the Nasdaq Composite Index was down -23.62%.(3)

The Choice Long-Short Fund is able to both buy long and sell short stocks, which allows us to seek growth through both strong and weak markets. For our longs, we look for companies that we believe have strong long-term earnings growth potential, strong or improving fundamentals and reasonable valuations. It is our goal to pick great stocks and focus on only our best ideas.

We may use shorts to attempt to protect against downtrends and also to attempt to enhance performance. For our shorts, we look for companies that exhibit a weak industry position, deteriorating balance sheets, or negative earnings revisions.

The Choice Long-Short Fund is a non-diversified fund. With fewer positions in our portfolio, we are better able to manage the portfolio on a day-to-day basis and have the ability to quickly sell a position if the need arises. With a limited number of positions to watch over, we also have additional time to evaluate potentially great opportunities for the Fund.(4)

We believe the stock market is in the process of rebounding from one of the worst stock market drops on record. In our opinion, in economic slumps, the market has tended to bottom when the economy bottomed, which is what we believe is in the process of happening now. Our opinion is based on our observation that the manufacturing sector appears to have bottomed at recessionary levels, based on the National Association of Purchasing Managers Index (NAPM). We believe that the NAPM provides a valuable economic indicator and has correlated well with earnings growth. Using this indicator, the stock market's rate of earnings decline appears to have hit a low.

Many companies are now adjusting their cost structure to slower growth, causing higher unemployment. The unemployment rate is starting to increase and is currently up to 4%--and we believe moving higher. We believe this could keep a softening tone to the overall economy and provide the Fed with another reason to continue to cut rates. We believe if the economy begins to slowly improve and if interest rates continue to fall, the market should move higher but in a volatile manner. Looking forward, we anticipate that our four favorite sectors of the market will continue to be: Technology, Consumer, Financials and Healthcare.

Sincerely,

/s/ PATRICK S. ADAMS
Patrick S. Adams, CFA

(1) The load-adjusted performance for the Class A shares includes the effect of the maximum sales charge of 5.50%. Performance for Class C shares will differ due to differences in sales charge structure and class expenses.
(2) The Nasdaq Composite Index is an unmanaged, broad based index of over 5000 stocks that consists of all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market. It is not possible to invest directly in an unmanaged index.
(3) Please keep in mind that a fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit the fund's web site at www.choicefunds.net, for current performance information.
(4) The Choice Long-Short Fund is nondiversified and is therefore more exposed to individual stock volatility and market pressure than a fully diversified fund.

2    Choice Long-Short Fund

                                                   CHOICE LONG-SHORT FUND

                        INVESTMENT RETURNS TABLE
                          As of April 30, 2001

                                                                         Total Return
                                                                       Since Inception*
----------------------------------------------------------------------------------------
Choice Long-Short Class A (inception date 2-1-01)
  Fund With Sales Load Effect                                               0.57%
  Fund Without Sales Load Effect                                            6.40%
----------------------------------------------------------------------------------------
Choice Long-Short Class C (inception date 2-1-01)
  Fund With Sales Load Effect                                               4.50%
  Fund Without Sales Load Effect                                            5.50%
----------------------------------------------------------------------------------------
S&P 500(R) Stock Index                                                     -8.26%
----------------------------------------------------------------------------------------
* Not annualized

PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Investment returns and principal will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For Class A shares, total return figures include an up-front maximum applicable sales charge of 5.50%. Class C performance reflects a maximum contingent deferred sales charge (maximum 1% for one year as a percentage of original purchase price or redemption proceeds, which ever is lower). The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.

                 GROWTH OF AN ASSUMED $10,000 INVESTMENT
                         From 2-1-01 to 4-30-01

                             [2 LINE GRAPHS]

--------------------------------------------------------------------------
                             LONG-SHORT CLASS A
PLOT POINT             FUND (WITH SALES LOAD EFFECT)            S&P 500
----------             -----------------------------            -------

28-Feb-01                         9,546.32                      9,088.20
31-Mar-01                         9,442.35                      8,512.46
30-Apr-01                        10,056.72                      9,174.13

                           LONG-SHORT CLASS A
PLOT POINT           FUND (WITHOUT SALES LOAD EFFECT)           S&P 500
----------           --------------------------------           -------

28-Feb-01                        10,100.00                      9,088.20
31-Mar-01                         9,990.00                      8,512.46
30-Apr-01                        10,640.00                      9,174.13
--------------------------------------------------------------------------

--------------------------------------------------------------------------
                             LONG-SHORT CLASS C
PLOT POINT             FUND (WITH SALES LOAD EFFECT)            S&P 500
----------             -----------------------------            -------

28-Feb-01                        10,090.00                      9,088.20
31-Mar-01                         9,930.00                      8,512.46
30-Apr-01                        10,450.00                      9,174.13

                           LONG-SHORT CLASS C
PLOT POINT           FUND (WITHOUT SALES LOAD EFFECT)           S&P 500
----------           --------------------------------           -------

28-Feb-01                        10,090.00                      9,088.20
31-Mar-01                         9,930.00                      8,512.46
30-Apr-01                        10,550.00                      9,174.13
--------------------------------------------------------------------------

These charts assume an initial investment of $10,000 made on 2-1-01. Total Return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures represent past performance, which is no guarantee of future results, and will fluctuate.

The S&P 500(R) Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The returns for this Index do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

CHOICE LONG-SHORT FUND
OBJECTIVE

The Fund's investment objective is to seek long-term growth of capital through all market conditions.

STRATEGY

The Fund will invest primarily in a non-diversified portfolio of common stocks of companies of all sizes that have been analyzed intensely by the portfolio manager. The Fund will use various strategies, such as buying long and short sales.

                                               Choice Long-Short Fund   3

CHOICE LONG-SHORT FUND

SCHEDULE OF INVESTMENTS
April 30, 2001  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS                                   34.6%
               Banks-Money Center                               0.6%
       7,000   Citigroup Inc.                                               $   344,050
                                                                            -----------

               Beverages-Non-alcoholic                          2.4%
      31,500   PepsiCo, Inc.                                                  1,380,015
                                                                            -----------

               Computer Graphics                                3.2%
      85,700   Cadence Design Systems, Inc.*                                  1,773,990
                                                                            -----------

               Computers-Local Networks                         4.7%
      90,500   Cisco Systems, Inc.*                                           1,536,690
      25,800   Finisar Corporation*                                             385,710
      29,800   McDATA Corp. - A*                                                680,334
                                                                            -----------
                                                                              2,602,734
                                                                            -----------

               Computers-Mini/Micro                             5.8%
      13,000   Compaq Computer Corp.                                            227,500
      17,000   Intel Corp.                                                      525,470
     142,800   Sun Microsystems, Inc.*                                        2,444,736
                                                                            -----------
                                                                              3,197,706
                                                                            -----------

               Computers-Retail/Wholesale                       0.8%
      20,000   Cypress Semiconductor Corp.*                                     452,000
                                                                            -----------

               Computers-Software                               1.5%
      19,600   BEA Systems, Inc.*                                               800,660
                                                                            -----------

               Electronics-Semiconductor Manufacturing          1.5%
       6,000   Altera Corp.*                                                    151,740
      18,800   Applied Micro Circuits Corp.*                                    489,176
       6,000   Vitesse Semiconductor Corp.*                                     203,400
                                                                            -----------
                                                                                844,316
                                                                            -----------

               Finance-Consumer Loans                           0.9%
       9,100   Providian Financial Corporation                                  485,030
                                                                            -----------

               Finance-Mortgage & Related Services              2.8%
      36,500   Countrywide Credit Industries, Inc.                            1,557,455
                                                                            -----------

               Internet-Network Security/Solutions              1.3%
      11,700   Juniper Networks, Inc.*                                          690,651
                                                                            -----------

               Manufacturing                                    0.9%
       9,500   Tyco International                                               507,015
                                                                            -----------

See notes to financial statements.

4    Choice Long-Short Fund

                                                   CHOICE LONG-SHORT FUND

April 30, 2001  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               Media                                            0.7%
      14,000   Emmis Communications Corporation*                            $   357,280
                                                                            -----------

               Medical-Generic Drug                             1.0%
      10,500   Genentech, Inc.*                                                 551,250
                                                                            -----------

               Networking Equipment                             0.4%
      20,000   Avici Systems, Inc.*                                             202,000
                                                                            -----------

               Power Producer                                   0.8%
       7,500   Calpine Corporation*                                             427,425
                                                                            -----------

               Retail                                           0.7%
      55,000   The Gymboree Corporation*                                        385,550
                                                                            -----------

               Telecommunications Equipment                     4.6%
      10,800   CIENA Corp.*                                                     594,648
      42,000   Corning Incorporated                                             922,740
      31,000   Redback Networks, Inc.*                                          590,239
      17,400   Sonus Networks, Inc.*                                            443,004
                                                                            -----------
                                                                              2,550,631
                                                                            -----------

               Total Common Stocks
               (cost $18,110,115)                                            19,109,758
                                                                            -----------

Principal Amount
----------------
               U.S. Treasury Note                              25.1%

 $14,000,000   U.S. Treasury Note
               4.25%, 11/15/03                                               13,910,313
                                                                            -----------

               Total Note
               (cost $13,910,313)                                            13,910,313
                                                                            -----------




See notes to financial statements.

                                              Choice Long-Short Fund    5

CHOICE LONG-SHORT FUND

April 30, 2001  (Unaudited)

Principal Amount                                                            Value
----------------------------------------------------------------------------------------


               SHORT-TERM INVESTMENT                           14.4%
  $7,989,023   UMB Bank Money Market Fiduciary,
               Variable Rate Demand Deposit                                 $ 7,989,023
                                                                            -----------

               Total Short-Term Investment
               (cost $7,989,023)                                              7,989,023
                                                                            -----------

               Total Investments                               74.1%
               (cost $40,009,451)                                            41,009,094
                                                                            -----------

               Other Assets less Liabilities                   25.9%         14,319,433
                                                                            -----------

               NET ASSETS                                     100.0%        $55,328,527
                                                                            ===========

Number of Shares
----------------
               SECURITIES SOLD SHORT
       9,500   Adobe Systems, Inc.                                          $   426,740
       7,000   Albertson's Inc.                                                 233,800
      25,000   Bank One Corporation                                             944,250
       9,000   Best Buy Co., Inc.*                                              495,450
      12,000   Broadcom Corp.*                                                  498,720
      15,000   Brocade Communications Systems, Inc.*                            569,850
      20,000   Coca-Cola Co.                                                    923,800
       7,000   Dell Computer Corp.*                                             183,680
      12,000   International Business Machines                                1,381,680
       9,000   Lam Research Corp.*                                              266,400
      11,000   Maxim Integrated Products, Inc.*                                 562,100
       6,500   Metro One Telecommunications, Inc.*                              275,145
      35,000   NASDAQ-100SH*                                                  1,615,250
       7,000   NVIDIA Corp.*                                                    583,100
       9,000   RF Micro Devices, Inc.*                                          264,420
       4,500   SAP AG-ADR                                                       181,350
       2,000   Time Warner Telecom Class A*                                     101,300
      11,500   Univision Communications, Inc.*                                  502,665
      10,000   Xilinx, Inc.*                                                    474,700
                                                                            -----------

               Total Securities Sold Short
               (cost $10,146,167)                                           $10,484,400
                                                                            ===========

* Non-income producing
See notes to financial statements.

6    Choice Long-Short Fund

                                                   CHOICE LONG-SHORT FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)

----------------------------------------------------------------------------------------

ASSETS
Investments, at value (cost $40,009,451)                                    $41,013,382
Receivable from brokers                                                      22,387,096
Receivable for investments sold                                               4,259,956
Receivable for fund shares sold                                                 458,750
Interest receivable                                                             358,449
Other assets                                                                      2,966
                                                                            -----------
Total assets                                                                 68,480,599
                                                                            -----------

LIABILITIES
Securities sold short, at value (proceeds of $10,146,167)                    10,484,400
Payable for investments purchased                                             2,482,731
Accrued investment advisory fee                                                  95,328
Accrued distribution fee                                                         17,190
Accrued expenses                                                                 72,423
                                                                            -----------
Total liabilities                                                            13,152,072
                                                                            -----------
NET ASSETS                                                                  $55,328,527
                                                                            ===========

NET ASSETS CONSIST OF
Paid in capital                                                             $52,824,169
Accumulated net realized gain on investments                                  1,838,660
Net unrealized appreciation on investments                                      665,698
                                                                            -----------
NET ASSETS                                                                  $55,328,527
                                                                            ===========

CLASS A SHARES
Net assets                                                                  $53,763,556
Shares outstanding (no par value, unlimited shares authorized)                5,052,547
NET ASSET VALUE AND REDEMPTION PRICE
 (NET ASSETS/SHARES OUTSTANDING)                                                 $10.64
                                                                            ===========
MAXIMUM OFFERING PRICE (NET ASSET VALUE, PLUS 5.82%
 OF NET ASSET VALUE OR 5.50% OF OFFERING PRICE)                                  $11.26
                                                                            ===========

CLASS C SHARES
Net assets                                                                  $ 1,564,971
Shares outstanding (no par value, unlimited shares authorized)                  148,376
Net asset value, redemption price and offering
 price per share (net assets/shares outstanding)                                 $10.55
                                                                            ===========

See notes to financial statements.

                                              Choice Long-Short Fund    7

CHOICE LONG-SHORT FUND

STATEMENT OF OPERATIONS
For the Period Ended April 30, 2001(1) (Unaudited)

----------------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                                    $   272,805
                                                                            -----------
                                                                                272,805
                                                                            -----------

EXPENSES
Investment advisory fees                                                        213,485
Distribution fees                                                                31,621
Shareholder servicing fees                                                       29,423
Professional fees                                                                18,764
Reports to shareholders                                                          17,542
Fund administration and accounting fees                                          16,581
Federal and state registration fees                                              11,688
Custody fees                                                                      4,143
Trustees' fees and related expenses                                               2,885
Other                                                                             5,930
                                                                            -----------
Total expenses                                                                  352,062
                                                                            -----------
Net Investment Loss                                                             (79,257)
                                                                            ===========


REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
Net realized gains on investments                                             1,524,848
Net realized gains on short positions                                           339,845
Change in unrealized appreciation/depreciation on investments                   665,698
                                                                            -----------
Net Gains on Investments                                                      2,530,391
                                                                            -----------

Net Increase in Net Assets Resulting from Operations                        $ 2,451,134
                                                                            ===========


(1)Commenced operations on February 1, 2001.



See notes to financial statements.

8    Choice Long-Short Fund

                                                   CHOICE LONG-SHORT FUND

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended April 30, 2001(1) (Unaudited)

----------------------------------------------------------------------------------------

OPERATIONS
Net investment loss                                                         $   (79,257)
Net realized gains on investments                                             1,864,693
Change in unrealized appreciation/depreciation on investments                   665,698
                                                                            -----------
Net increase in net assets resulting from operations                          2,451,134
                                                                            -----------

CAPITAL SHARE TRANSACTIONS
Shares sold
 Class A shares                                                              55,450,952
 Class C shares                                                               1,514,619
Shares redeemed
 Class A shares                                                              (4,071,144)
 Class C Shares                                                                 (17,034)
                                                                            -----------
Net increase in net assets resulting from capital share transactions         52,877,393
                                                                            -----------

Total Increase in Net Assets                                                 55,328,527
                                                                            -----------

NET ASSETS
Beginning of period                                                                   -
                                                                            -----------
End of period                                                               $55,328,527
                                                                            ===========



(1)Commenced operations on February 1, 2001.






See notes to financial statements.

                                              Choice Long-Short Fund    9

CHOICE LONG-SHORT FUND

FINANCIAL HIGHLIGHTS
For the Period Ended April 30, 2001(1) (Unaudited)

----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE*
                                                       Class A Shares   Class C Shares
Net Asset Value, Beginning of Period                          $ 10.00          $ 10.00

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS
Net investment loss                                             (0.01)           (0.09)
Net realized and unrealized gains on investments                 0.65             0.64
                                                             --------         --------
Total from investment operations                                 0.64             0.55
                                                             --------         --------


NET ASSET VALUE, END OF PERIOD                                $ 10.64          $ 10.55
                                                             ========         ========





Total Return (2) (3)                                            6.40%            5.50%


SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (in thousands)                      $53,764           $1,565
Ratio of expenses to average net assets(4)                      3.98%            8.42%
Ratio of net investment loss to average net assets(4)          -0.79%           -5.21%
Portfolio turnover rate (2)                                      698%             698%

(1)Commenced operations on February 1, 2001.

(2)Not annualized

(3)The total return does not reflect the 5.50% front-end sales charge and 1.00% deferred sales charge on Class A and Class C shares, respectively.

(4)Annualized

* Selected data for a share of capital stock outstanding throughout the period.



See notes to financial statements.

10    Choice Long-Short Fund

                         Choice Long-Short Fund
                      NOTES TO FINANCIAL STATEMENTS
                       April 30, 2001 (Unaudited)

(1)  Organization

     Choice Funds (the "Trust") was established on July 16, 1999 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Long-Short Fund (the "Fund") is a non-diversified fund that seeks to achieve long-term growth of capital in both rising and falling markets by investing in "long" stocks believed to be undervalued and selling "short" stocks believed to be overvalued.

(2)  Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP"), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     (a)  Organization and Prepaid Initial Registration Expenses

          Expenses incurred by the Trust in connection with the organization and the initial public offering of shares are expensed as incurred. These expenses were advanced by Choice Investment Management, LLC (the "Adviser"), and are deferred and amortized over the period of benefit (not to exceed 12 months).

     (b)  Investment Valuation

          Securities (other than short-term instruments) for which market quotations are readily available are valued at the last trade price on the national securities exchange on which such securities are primarily traded. Securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid prices. Securities maturing within 60 days when purchased are valued by the amortized cost method which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser pursuant to guidelines established by the Board of Trustees.

     (c)  Expenses

          The Fund is charged for those expenses that are directly attributable to the Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Trust in proportion to their average net assets.

     (d)  Federal Income and Excise Taxes

          No federal income tax provision has been made since the Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.

                                              Choice Long-Short Fund   11

     (e)  Distributions to Shareholders

          Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

          Accordingly, at April 30, 2001, reclassifications were recorded to decrease paid in capital by $53,224, decrease accumulated net investment loss by $79,257 and decrease accumulated net realized gain by $26,033 for the Fund.

     (f)  Other

          Investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  Investment Adviser

     The Fund has an agreement with the Adviser, with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee at the annual rate of 2.50% of the Fund's average daily net assets.

(4)  Distribution Plan

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees. Under the Long-Short Fund's Plan, Class A and Class C shares pay up to 0.35% and 0.75% of each Fund's average daily net assets, respectively. In addition, the Class C shares pay up to 0.25% of average daily net assets for service related charges.

(5)  Capital Share Transactions

     Transactions in shares of the Funds for the period ended April 30, 2001 were as follows:

                                                            Long-Short Fund
                                                            ---------------
                                                       Class A          Class C
                                                       -------          -------
Shares sold                                            5,453,877          150,057
Shares issued to holders in
  reinvestment of distributions                            -                -
Shares redeemed                                         (401,330)          (1,681)
                                                       ---------        ---------

Net Increase                                           5,052,547          148,376
                                                       =========        =========

12   Choice Long-Short Fund

(6)  Investment Transactions

     The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended April 30, 2001 were $106,679,722 and $90,094,455 respectively.

     At April 30, 2001, the net unrealized appreciation for all securities, excluding securities sold short, was $288,404, based on cost of investments for federal income tax purposes of $40,724,978, which consisted of unrealized appreciation of $1,103,445 and unrealized depreciation of $815,041.

(7)  Short Positions

     When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statements of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. Subsequent fluctuations in the market prices of securities sold short may cause the liability to differ from that reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales are included as a component of other expenses on the Statement of Operations. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.











                                              Choice Long-Short Fund   13

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